INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net loss carryforward	¥ 181	¥ 140
Deferred revenue	186	159
Deferred rent	5	9
Long-term assets	149	130
Bad debt provision	6	4
Liabilities related to customer loyalty program	37	37
Accrued payroll	16	14
Other accrued expenses	14	21
Share-based compensation	17	13
Others	1	2
Valuation allowance	(107)	(123)
Total deferred tax assets	505	406
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	447	399
Capitalized interest	3	3
Unrealized gain for investment	7	7
Others	18	13
Total deferred tax liabilities	¥ 475	¥ 422